Basis of preparation	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Basis of preparation
2. Basis of preparation
(1) Compliance with international financial reporting standards
Toyota’s consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB.
The consolidated financial statements were approved on June 23, 2022 by President, member of the Board of Directors Akio Toyoda and CFO, member of the Board of Directors Kenta Kon.
(2) Basis of measurement
Toyota’s consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities measured at fair value and assets and liabilities associated with defined benefit plans indicated in “3. Significant accounting policies”.
(3) Functional currency and presentation currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of TMC. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated. Amounts may not sum to totals due to rounding.